Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Revenue, total	$ 11,364,033	$ 5,732,064
Rental income, related party	32,000	0
Products - Related Parties [Member]
Revenue, total	$ 6,755,247	$ 994,446